Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
		Feb. 16, 2023	Apr. 30, 2023	Mar. 16, 2023	Feb. 16, 2023	Apr. 25, 2023	Dec. 31, 2022	Sep. 09, 2022	Jun. 10, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
ordinary shares outstanding		6,409,600			6,409,600
Reverse stock split, reduced shares issued and outstanding					5,127,680
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]						$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	[1]						480,000,000			480,000,000
Ordinary shares, shares issued							480,000,000	2,000,000	9,420,000
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]						$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	[1]						20,000,000			20,000,000
Ordinary shares, shares issued							20,000,000		6,409,600
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse share split, description		Jayud implemented a 1 for 1.25 reverse share split of its ordinary shares under Cayman Islands law (the “Reverse Share Split”).
Reverse stock split, reduced shares issued and outstanding				5,127,680
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in Dollars per share)		$ 0.000125		$ 0.000125	$ 0.000125
Authorized shares		500,000,000		400,000,000	500,000,000
Reduced authorized shares		400,000,000			400,000,000
Forward share split, description				the Company implemented a 1 to 1.25 forward share split of its ordinary shares under Cayman Islands Law, or the Forward Share Split.
Common Stock, Shares Authorized				500,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
ordinary shares outstanding		13,590,400		13,590,400	13,590,400
Reverse stock split, reduced shares issued and outstanding				10,872,320	10,872,320
Reduced authorized shares		384,000,000			384,000,000
Common Stock, Shares Authorized				480,000,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Reduced authorized shares		16,000,000			16,000,000
Stock Issued During Period, Shares, Stock Splits				6,409,600
Common Stock, Shares Authorized				20,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Net proceeds (in Dollars)			$ 4,860
Net proceeds per share (in Dollars per share)			$ 4
Warrants exercise price (in Dollars per share)						$ 4
Forecast [Member] | Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares outstanding			21,352,223
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares issued			14,942,623
Warrants purchase shares						37,500
Forecast [Member] | Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Issuance of shares			1,250,000
Forecast [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Issuance of shares			102,223
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares issued			6,409,600

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).